Operating leases - Schedule of Operating Lease Maturity (Details) $ in Thousands	Mar. 31, 2023 USD ($)
Leases [Abstract]
Year 1	$ 47,268
Year 2	34,247
Year 3	24,934
Year 4	20,339
Year 5	17,173
Thereafter	44,866
Total future minimum lease payments	188,827
Lease imputed interest	(12,396)
Total	$ 176,431